Share Capital - Schedule of Continuity for Restricted Share Units (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2024
Schedule of Continuity for Restricted Share Units [Line Items]
Ending balance
Restricted share units [Member]
Schedule of Continuity for Restricted Share Units [Line Items]
Beginning balance
Granted	4,500,000	1,425,000
Vested and issued	(4,500,000)	(1,425,000)